Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation
The 2021 Equity Incentive Plan
In March 2019, the Company adopted the 2019 Equity Incentive Plan or (“2019 Plan”), which provides for the grant of options, stock appreciation rights, restricted stock, and other stock awards. In January 2021, our board of directors adopted the 2021 Equity Incentive Plan (the “2021 Plan”). The 2021 Plan was approved by our stockholders in February 2021 and became effective immediately upon the Closing Date of the Merger. Any shares of common stock covered by awards granted under the 2019 Plan that terminated after February 2021 by expiration, forfeiture, or cancellation were added to the 2021 Plan reserve and shares available for future issuance under the 2019 Plan were canceled.
Awards.
The 2021 Plan provides for the grant of incentive stock options (“ISOs”), within the meaning of Section 422 of the Code to employees, including employees of any parent or subsidiary, and for the grant of nonstatutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of our affiliates.
Authorized Shares.
Initially, the maximum number of shares of Class A common stock that may be issued under the 2021 Plan will be 50,684,047 shares of Class A common stock. In addition, the number of shares of Class A common stock reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year, starting on January 1, 2022 through January 1, 2031, in an amount equal to (1) 4.0% of the total number of shares of Class A common stock and Class B common stock outstanding or issuable upon conversion or exercise of outstanding instruments on December 31 of the preceding year, or (2) a lesser number of shares of Class A common stock determined by our board of directors prior to the date of the increase. The maximum number of shares of Class A common stock that may be issued on the exercise of ISOs under the 2021 Plan is three times the number of shares available for issuance upon the 2021 Plan becoming effective (or 152,052,141 shares
The Employee Stock Purchase Plan
In January 2021, our board of directors adopted the 2021 Employee Stock Purchase Plan (the “ESPP”). The ESPP was approved by our stockholders in February 2021 and became effective immediately upon the Closing Date of the Merger.
Share Reserve. The maximum number of shares of Class A common stock that may be issued under the 2021 ESPP will be 4,750,354 shares of Class A common stock. Additionally, the number of shares of Class A common stock reserved for issuance under the 2021 ESPP will automatically increase on January 1st of each year, beginning on January 1, 2022 and continuing through and including January 1, 2031, by 1.0% of the total number of shares of Class A common stock and Class B common stock outstanding or issuable upon conversion or exercise of outstanding instruments on December 31st of the preceding calendar year or such lesser number of shares of Class A common stock as determined by our board of directors. Shares subject to purchase rights granted under the 2021 ESPP that terminate without having been exercised in full will not reduce the number of shares available for issuance under the 2021 ESPP.
The stock-based compensation expense included in the Company’s consolidated statement of operations and comprehensive loss for the three months ended March 31, 2021 and 2020 is as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Research and development	$944	$277
General and administrative	622	63

	$1,566	$340

The following table summarizes stock option activity under the 2019 Plan and the 2021 Plan for the three months ended March 31, 2021.

Shares
Outstanding at December 31, 2020	43,318,218
Conversion adjustment related to the Merger (see Note 3)	(34,827,515)
Granted	1,774,349
Expired	(31,851)

Outstanding at March 31, 2021	10,233,201

Exercisable at March 31, 2021	1,301,735
The weighted average exercise price of all outstanding options as of March 31, 2021, after the effect of the Merger was $5.00 per share
.

12.	Stock-Based Compensation
In March 2019, the Company adopted the 2019 Equity Incentive Plan (as subsequently amended and restated, the “Plan”), which provides for the grant of options, stock appreciation rights, restricted stock, and other stock awards. The number of shares reserved for issuance under the Plan is 53,731,565 shares of common stock. There are 10,413,347 shares available for future grants as of December 31, 2020. The holders of granted options are entitled to purchase common stock from the Company, at a specified exercise price, during a period specified in the applicable equity award agreement. The vesting and any restrictions are determined at the discretion of the Company’s Board of Directors. The exercise price of each option shall not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of the option shall not be greater than ten years. The Company has granted stock-based awards with service conditions only and awards that include service, market, and performance conditions.
The stock-based compensation expense included in the Company’s consolidated statement of operations and comprehensive loss for the year ended December 31, 2020 is as follows (in thousands):

Research and development	$1,509
General and administrative	693

$2,202

There was no reported stock-based compensation expense for the year ended December 31, 2019 as no stock options were granted prior to 2020.
Options with Service Conditions
Options granted with only service conditions generally vest over four years and expire after ten years. Stock option activity with service condition only for employees and members of the Company’s Board of Directors for the year ended December 31, 2020 is as follows:

	Shares Issuable Pursuant to Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding December 31, 2019	—	$—	—
Granted	30,380,090	0.46
Forfeited	(5,954,421)	0.34
Expired	—	—

Outstanding December 31, 2020	24,425,669	0.47	9.23

Exercisable December 31, 2020	5,505,267	0.35	8.83
The weighted average grant-date fair value of stock options outstanding on December 31, 2020 was $0.35 per share. Total unrecognized compensation costs related to non-vested
stock options at December 31, 2020 was $6.9 million and is expected to be recognized within future operating results over a weighted-average period of 3.03 years.

For stock options granted with only service conditions during the year ended December 31, 2020, the inputs in the Black-Scholes option-pricing model to determine the fair value is as follows:

Exercise price	$0.34 — $2.03
Risk-free interest rate	0.37% — 1.64%
Expected volatility	85% — 95%
Expected term in years	6.08 — 6.25
Dividend yield	0%
As a private company, the Company lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. The expected term of the Company’s options has been determined utilizing the “simplified” method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Dividend yield is based on the expectation that the Company will not pay any cash dividends in the foreseeable future.
Options with Service, Market, and Performance Conditions
Options granted with combined service, market, and performance conditions will vest based on achievement of various service conditions and either a market-based or performance-based goals in three tranches with multiple categories such as the Company’s market capitalization, and clinical and regulatory milestones. The market-based and performance-based goals period ends in October 2030. The explicit service periods are three years for tranche 1, four years for tranche 2, and five years for tranche 3. Upon the vesting requirement, 20% of the options will vest for each of tranche 1 and 2, and 60% of the options granted for tranche 3 will vest. The Company recognizes the fair value of the options within each tranche over their explicit service periods which is longer than that derived service period. The achievement of the performance condition was not deemed probable on the date of grant. The expensed recognized is based on the fair value of the market condition for the year ended December 31, 2020. Stock option activity with combined service, market, and performance conditions for employees for the year ended December 31, 2020 is as follows:

	Shares Issuable Pursuant to Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)
Outstanding December 31, 2019	—	$—	—
Granted	18,892,549	0.94

Outstanding December 31, 2020	18,892,549	0.94	9.77

Exercisable December 31, 2020	—	—	—
The weighted average grant-date fair value of stock options outstanding on December 31, 2020 for the combined tranches was $0.62 per share. Total unrecognized compensation costs related to non-vested
stock options with combined service, market, and performance conditions at December 31, 2020 was $11 million and is expected to be recognized within future operating results over a weighted-average period of 4.19 years.

The fair value of the stock options granted with combined service, market, and performance conditions was based on a Monte Carlo simulation with an embedded Black-Sholes pricing model. For the year ended December 31, 2020, the fair value was computed using the following assumptions:

Derived service period in years	0.48 — 1.67
Exercise price	$0.90 — $2.03
Risk-free interest rate	0.78%
Expected volatility	71%
Expected term in years	5.85 — 6.02
Dividend yield	0%
The determination of expected volatility, risk- free rate, and dividend yield was the same approach as used for the above stock options granted with service only conditions. The derived service period represents when the simulation model meets the market condition. The expected term period represents the time used as an input in the embedded Black-Sholes pricing model which is based on the midpoint between the vest and expiration dates for each tranche.